Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (896,690)	$ 1,047,641	$ 1,415,745
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	259,554	50,662	21,881
Amortization of right-of-use assets		3,167
Loss on disposal of property, plant and equipment		1,413
Accrued interest income from loans, net	(225,665)	(102,418)	(21,699)
Net investment (gain) loss	(58,130)	(208,626)	19,363
Provision for (reversal of) expected credit losses of receivables and advances to suppliers	366,736	(2,325)	(6,442)
Provision for obsolete inventories		5,559	2,217
Deferred income tax	39,747	339,332	177,029
Changes in operating assets and liabilities:
Short-term investments – trading securities	(2,612,671)	(1,696,545)	2,418,675
Accounts receivable	2,990,258	567,480	(2,490,725)
Accounts receivable – related party		390,197	499,933
Advances to suppliers	(8,175)	472,219	560,352
Deferred offering cost		(130,134)	60,000
Inventories	59,802	194,872	(57,899)
Prepaid expenses and other current assets	65,672	(13,028)	89,583
Accounts payable	(265,203)	(146,642)	225,198
Advances from customers	6,640	4,632
Deferred revenue	(9,389)	(787,062)	261,856
Taxes payable	(281,961)	291,578	488,419
Operating lease liabilities		(3,167)
Due to related parties		(584)	(3,320)
Accrued expenses and other current liabilities	(119,063)	(340,133)	163,884
Net cash (used in) provided by operating activities	(688,538)	(61,912)	3,824,050
Cash flows from investing activities
Advance payment for software development	(290,488)	(339,309)	(117,617)
Loans to third parties	(2,899,088)	(11,260,542)	(5,498,997)
Repayment from third-party loans	5,338,780	8,830,933	199,463
Prepayment for office renovation		(150,156)
Purchases of property and equipment		(186,499)
Purchases of held-to-maturity investments	(18,200,000)	(11,000,000)	(1,932,080)
Redemption of held-to-maturity investments	7,500,000	7,159,018
Deposit for acquisition	(1,010,000)
Net cash used in investing activities	(9,560,796)	(6,946,555)	(7,349,231)
Cash flows from financing activities:
Borrowing from third parties			2,749,498
Proceeds from issuance of ordinary shares	8,200,000	15,142,902
Net cash provided by financing activities	8,200,000	15,142,902	2,749,498
Effect of exchange rate changes on cash	(25,405)	(26,058)	(112,465)
Net (decrease) increase in cash	(2,074,739)	8,108,377	(888,148)
Cash at beginning of the year	9,311,537	1,203,160	2,091,308
Cash at end of the year	7,236,798	9,311,537	1,203,160
Supplemental disclosures of cash flow information:
Cash paid for income taxes	79,138	36,504	45,002
Cash paid for interest	51,420	287,706	263,655
Non-cash transactions:
Deferred offering cost		1,049,367
Operating right-of-use assets recognized for related operating lease liabilities			$ 6,820